Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

On December 6, 2016, the Company entered into a short-term secured borrowing arrangement with William W. and Dieva L. Smith (“Smith”), pursuant to which Smith loaned to the Company $1,000,000 and the Company issued to Smith a Secured Promissory Note (the “Secured Note”) bearing interest at the rate of 18% per annum.  The Secured Note was due and repaid on December 14, 2016.

On September 2, 2016, the Company entered into a Note and Warrant Purchase Agreement (the “Purchase Agreement”) with William W. and Dieva L. Smith (collectively, the “Investors”), pursuant to which the Company issued and sold to the Investors in a private placement senior subordinated promissory notes in the aggregate principal amount of $2,000,000 (the “Notes”) and five-year warrants (the “Warrants”) to purchase an aggregate of 850,000 shares of the Company’s common stock at an exercise price of $2.74 per share. The Company completed the transactions contemplated by the Purchase Agreement and issued the Notes and Warrants on September 6, 2016.  William W. Smith, Jr. is the Company’s Chairman of the Board, President and Chief Executive Officer.  Refer to Notes 11 and 14 for additional details.